Hartford Moderately Aggressive Allocation Fund Expense Example, No Redemption - Hartford Moderately Aggressive Allocation Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 196
Expense Example, No Redemption, 3 Years	606
Expense Example, No Redemption, 5 Years	1,042
Expense Example, No Redemption, 10 Years	$ 2,254